Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	70,000,000	70,000,000	70,000,000
Preferred stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock shares issued	22,475,000	22,407,000	22,300,000
Common stock, shares outstanding	22,475,000	22,407,000	22,300,000